Basis of Presentation and Our Segments (Segment Reporting Information by Net Revenue and Long-Lived Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Net Revenue	$ 91,854	$ 91,471	$ 86,392
Long-Lived Assets	63,674	64,026
UNITED STATES
Segment Reporting Information [Line Items]
Net Revenue	51,668	52,165	49,390
Long-Lived Assets	41,547	41,234
MEXICO
Segment Reporting Information [Line Items]
Net Revenue	7,123	7,011	5,472
Long-Lived Assets	2,392	2,509
RUSSIAN FEDERATION
Segment Reporting Information [Line Items]
Net Revenue	3,880	3,566	4,118
Long-Lived Assets	1,667	1,986
CANADA
Segment Reporting Information [Line Items]
Net Revenue	3,764	3,722	3,536
Long-Lived Assets	2,681	2,815
UNITED KINGDOM
Segment Reporting Information [Line Items]
Net Revenue	2,063	1,946	1,844
Long-Lived Assets	871	868
CHINA
Segment Reporting Information [Line Items]
Net Revenue	2,709	2,703	2,752
Long-Lived Assets	1,538	1,510
SOUTH AFRICA
Segment Reporting Information [Line Items]
Net Revenue	1,859	1,707	1,837
Long-Lived Assets	1,302	1,305
All Other Countries [Member]
Segment Reporting Information [Line Items]
Net Revenue	17,023	16,872	15,826
Long-Lived Assets	11,179	11,226
BRAZIL
Segment Reporting Information [Line Items]
Net Revenue	1,765	1,779	$ 1,617
Long-Lived Assets	$ 497	$ 573